Cover	May 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2021
Entity File Number	001-38319
Entity Registrant Name	QUANTERIX CORPORATION
Entity Central Index Key	0001503274
Entity Tax Identification Number	20-8957988
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	900 Middlesex Turnpike
Entity Address, City or Town	Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821
City Area Code	617
Local Phone Number	301-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	QTRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false